Revenue and cost of goods sold (Tables)	12 Months Ended
Dec. 31, 2023
Revenue and cost of goods sold
Schedule of sales based on country of customer

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Sales Germany	3,816	2,805	808
Sales Finland	—	41	—
Sales Spain	37	24	24
Sales Switzerland	373	214	—
Sales Austria	122	—	—
Sales Belgium	—	—	20
Total sales	4,348	3,084	852

Schedule of information about cost of goods sold

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Purchases of goods and services	4,089	1,686	594
Inventory movement	(2,433)	(536)	(291)
Total cost of goods sold	1,656	1,150	303